UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.5%
Alabama — 1.2%
Huntsville, AL, Health Care Authority, TECP	0.030%	3/16/16	$10,000,000	$10,000,000
Huntsville, AL, Health Care Authority, TECP	0.070%	5/17/16	6,000,000	6,000,000
Total Alabama				16,000,000
Alaska — 0.8%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-U.S. Bank N.A.	0.010%	4/1/29	10,635,000	10,635,000	(a)(b)
Arizona — 0.7%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, LOC-Bank of America N.A.	0.010%	1/1/46	7,000,000	7,000,000	(a)(b)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, SPA-Wells Fargo Bank N.A.	0.010%	11/15/52	1,600,000	1,600,000	(a)(b)
Total Arizona				8,600,000
California — 16.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank N.A.	0.040%	10/1/34	3,610,000	3,610,000	(a)(b)
Alameda County, CA, IDA Revenue:
Bema Electronic Manufacturing Project, LOC-Comercia Bank	0.130%	4/1/34	580,000	580,000	(a)(b)(c)
JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.040%	10/1/25	2,130,000	2,130,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, FNMA, LOC-FNMA	0.030%	5/15/35	580,000	580,000	(a)(b)
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.010%	6/1/37	6,500,000	6,500,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.010%	3/1/47	100,000	100,000	(a)(b)
St. Joseph Health Systems, LOC-Northern Trust Co.	0.010%	7/1/41	6,335,000	6,335,000	(a)(b)
St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.010%	7/1/41	8,675,000	8,675,000	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank & FHLB	0.020%	12/1/35	7,120,000	7,120,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.020%	8/1/20	385,000	385,000	(a)(b)
California State PCFA, PCR, Pacific Gas & Electric, LOC-Sumitomo Mitsui Banking	0.010%	11/1/26	3,490,000	3,490,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.170%	8/1/41	3,580,000	3,580,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.050%	10/1/38	6,210,000	6,210,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.050%	10/1/37	410,000	410,000	(a)(b)(c)

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.170%	6/1/42	$825,000	$825,000	(a)(b)(c)
Mill Valley Refuse Service Inc. Project, LOC-Comerica Bank	0.170%	2/1/44	1,165,000	1,165,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/40	450,000	450,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.170%	11/1/41	1,195,000	1,195,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.170%	10/1/36	2,305,000	2,305,000	(a)(b)(c)
California State, GO:
LOC-Bank of Montreal	0.010%	5/1/33	3,500,000	3,500,000	(a)(b)
LOC-JPMorgan Chase	0.010%	5/1/40	1,000,000	1,000,000	(a)(b)
TECP	0.040%	3/9/16	1,750,000	1,750,000
California Statewide CDA Revenue:
John Muir Health, LOC-Wells Fargo Bank N.A.	0.010%	8/15/27	1,550,000	1,550,000	(a)(b)
Kaiser Permanente	0.010%	4/1/45	600,000	600,000	(a)(b)
Kaiser Permanente	0.010%	4/1/46	7,100,000	7,100,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.010%	4/1/33	2,400,000	2,400,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.010%	8/15/36	1,400,000	1,400,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/27	4,740,000	4,740,000	(a)(b)
California Statewide CDA, MFH Revenue:
1030 Post Street Apartments, LIQ-FHLMC	0.050%	2/1/39	5,300,000	5,300,000	(a)(b)(c)
Arbor Ridge Apartments, LIQ-FHLMC	0.030%	11/1/36	900,000	900,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.010%	4/1/25	800,000	800,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.030%	3/15/32	1,645,000	1,645,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.010%	8/1/37	5,715,000	5,715,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	0.010%	6/1/32	2,000,000	2,000,000	(a)(b)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.010%	7/1/30	3,600,000	3,600,000	(a)(b)
Hillsborough, CA, COP:
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.010%	6/1/30	4,000,000	4,000,000	(a)(b)
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.010%	6/1/35	1,510,000	1,510,000	(a)(b)
Irvine Ranch, CA, Water District, GO:
Consolidated Improvement District, LOC-Bank of America N.A.	0.010%	10/1/41	385,000	385,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.010%	1/1/21	500,000	500,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/51	3,000,000	3,000,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/54	$9,300,000	$9,300,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/51	1,000,000	1,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/54	4,800,000	4,800,000	(a)(b)
Livermore, CA, COP, LOC-U.S. Bank N.A.	0.010%	10/1/30	1,470,000	1,470,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.010%	10/1/16	3,700,000	3,700,000	(a)(b)
Los Angeles County, CA, MTA, Sales Tax Revenue, Proposition A, First Tier	5.000%	7/1/16	815,000	828,001
Los Angeles, CA, Department of Water & Power Revenue, Subordinated, SPA-Bank of Montreal	0.010%	7/1/34	800,000	800,000	(a)(b)
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.020%	12/1/30	2,200,000	2,200,000	(a)(b)(c)
Metropolitan Water District of Southern California Revenue:
Special Series A-2	0.010%	7/1/35	6,550,000	6,550,000	(a)(b)
Special Series A-1	0.010%	7/1/35	3,100,000	3,100,000	(a)(b)
Northern, CA, Power Agency Revenue, Hydroelectric Project, LOC-Bank of Montreal	0.010%	7/1/32	3,700,000	3,700,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.030%	2/15/31	10,990,000	10,990,000	(a)(b)(c)
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.010%	8/15/41	4,945,000	4,945,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
SPA-JPMorgan Chase Series B	0.010%	4/1/38	16,700,000	16,700,000	(a)(b)
SPA-JPMorgan Chase Series A	0.010%	4/1/38	600,000	600,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	5/1/26	300,000	300,000	(a)(b)
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center, LOC-State Street Bank & Trust Co.	0.010%	4/1/30	1,700,000	1,700,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.040%	12/1/34	2,500,000	2,500,000	(a)(b)(c)
San Francisco, CA, City & County, GO	0.030%	3/14/16	1,000,000	1,000,000
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.020%	4/1/39	760,000	760,000	(a)(b)

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Measure A, SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	$6,300,000	$6,300,000	(a)(b)
SPA-Sumitomo Mitsui Banking Series A	0.010%	4/1/36	1,300,000	1,300,000	(a)(b)
SPA-Sumitomo Mitsui Banking Series C	0.010%	4/1/36	8,400,000	8,400,000	(a)(b)
SPA-Sumitomo Mitsui Banking Series D	0.010%	4/1/36	3,200,000	3,200,000	(a)(b)
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	500,000	500,000	(a)(b)
University of California, CA, Revenue	0.010%	5/15/48	2,800,000	2,800,000	(a)(b)
Total California				208,483,001
Colorado — 0.7%
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.020%	10/1/30	1,460,000	1,460,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, Subordinated Lien, SPA-Bank of America N.A.	0.010%	11/1/23	6,700,000	6,700,000	(a)(b)
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	0.010%	7/1/27	414,000	414,000	(a)(b)
Total Colorado				8,574,000
Connecticut — 4.3%
Capital City, CT, EDA Revenue, SPA-Bank of America N.A.	0.030%	6/15/24	1,100,000	1,100,000	(a)(b)
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.010%	12/1/39	2,790,000	2,790,000	(a)(b)
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.020%	7/1/37	995,000	995,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A. & FHLB	0.010%	7/1/37	2,610,000	2,610,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.010%	7/1/30	9,300,000	9,300,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.010%	7/1/34	2,660,000	2,660,000	(a)(b)
Wesleyan University	0.010%	7/1/40	3,500,000	3,500,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.010%	7/1/30	5,180,000	5,180,000	(a)(b)
Yale University	0.010%	7/1/36	3,100,000	3,100,000	(a)(b)
Connecticut State HFA Revenue, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.010%	7/1/32	1,335,000	1,335,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	5/15/34	5,000,000	5,000,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	11/15/34	1,500,000	1,500,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	11/15/41	10,200,000	10,200,000	(a)(b)
SPA-JPMorgan Chase	0.020%	11/15/31	500,000	500,000	(a)(b)(c)
SPA-Royal Bank of Canada	0.030%	5/15/31	1,800,000	1,800,000	(a)(b)(c)
Derby, CT, GO, BAN	1.000%	3/15/16	2,175,000	2,175,626

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Ellington, CT, GO	2.000%	6/15/16	$255,000	$256,140
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, LIQ-FHLMC	0.020%	12/1/28	1,300,000	1,300,000	(a)(b)(c)
Total Connecticut				55,301,766
Delaware — 0.2%
University of Delaware Revenue:
SPA-Bank of America N.A.	0.010%	11/1/34	2,350,000	2,350,000	(a)(b)
SPA-TD Bank N.A.	0.010%	11/1/35	500,000	500,000	(a)(b)
Total Delaware				2,850,000
District of Columbia — 2.5%
District of Columbia Revenue, Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.020%	2/1/48	6,485,000	6,485,000	(a)(b)
District of Columbia University Revenue, American University, LOC-Royal Bank of Canada	0.010%	10/1/36	6,975,000	6,975,000	(a)(b)
Metropolitan Washington DC, Airports Authority System Revenue:
LOC-Royal Bank of Canada	0.020%	10/1/35	10,030,000	10,030,000	(a)(b)(c)
LOC-Royal Bank of Canada	0.020%	10/1/39	7,985,000	7,985,000	(a)(b)(c)
Total District of Columbia				31,475,000
Florida — 4.3%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ-FHLMC	0.030%	6/1/48	9,900,000	9,900,000	(a)(b)(c)
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.010%	11/15/26	1,800,000	1,800,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/34	7,400,000	7,400,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.050%	8/1/18	7,950,000	7,950,000	(a)(b)(c)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.010%	4/1/43	3,850,000	3,850,000	(a)(b)
North Broward, FL, Hospital District Revenue:
NATL, LOC-Northern Trust Co.	0.020%	12/16/20	3,000,000	3,000,000	(a)(b)
NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	1,900,000	1,900,000	(a)(b)
Orange County, FL, HFA Revenue, Walk Apartments LLC, FNMA, LIQ-FNMA	0.030%	6/1/25	4,800,000	4,800,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.030%	10/1/33	9,300,000	9,300,000	(a)(b)

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.040%	10/15/42	$2,690,000	$2,690,000	(a)(b)(c)
Total Florida				54,890,000
Georgia — 2.9%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Project, LOC-Wells Fargo Bank N.A.	0.010%	8/1/33	100,000	100,000	(a)(b)
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-SunTrust Bank	0.020%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.150%	4/1/32	3,520,000	3,520,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.030%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.050%	12/1/27	2,800,000	2,800,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.070%	11/1/20	3,995,000	3,995,000	(a)(b)(c)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.080%	5/1/32	270,000	270,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.070%	8/1/21	3,870,000	3,870,000	(a)(b)(c)
Total Georgia				36,665,000
Hawaii — 0.5%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System Series C	0.250%	7/1/39	3,500,000	3,500,000	(a)(b)
Queens Health System Series B	0.250%	7/1/39	2,470,000	2,470,000	(a)(b)
Total Hawaii				5,970,000
Illinois — 5.6%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.090%	1/1/27	3,880,000	3,880,000	(a)(b)
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	0.150%	10/1/34	2,220,000	2,220,000	(a)(b)(c)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.030%	1/1/35	4,925,000	4,925,000	(a)(b)(c)
Illinois State Development Finance Authority Revenue, Fenwick High School Project, LOC-PNC Bank N.A.	0.020%	3/1/32	9,450,000	9,450,000	(a)(b)
Illinois State DFA, IDR, Profile Packaging Inc. Project, LOC-Bank of America N.A.	0.200%	7/1/18	2,000,000	2,000,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.020%	4/1/31	4,000,000	4,000,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A. & FHLB	0.120%	2/1/34	$5,735,000	$5,735,000	(a)(b)
Illinois College, LOC-U.S. Bank N.A.	0.010%	10/1/30	5,845,000	5,845,000	(a)(b)
Latin School Project, LOC-JPMorgan Chase	0.010%	8/1/35	2,000,000	2,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase Series A-1	0.010%	8/15/42	10,715,000	10,715,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase Series A-2	0.010%	8/15/42	1,870,000	1,870,000	(a)(b)
Northwestern Memorial Hospital, SPA-Wells Fargo Bank N.A.	0.010%	8/15/42	500,000	500,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.010%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.090%	10/1/39	4,655,000	4,655,000	(a)(b)
Illinois State Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.200%	12/1/35	3,460,000	3,460,000	(a)(b)(c)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-Mizuho Bank Ltd.	0.020%	7/1/30	3,000,000	3,000,000	(a)(b)
Lake County, IL, IDR, Northpoint Associates LLC Project, LOC-Northern Trust Co.	0.060%	7/1/29	1,200,000	1,200,000	(a)(b)(c)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.010%	6/1/36	130,000	130,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.040%	10/15/28	3,600,000	3,600,000	(a)(b)(c)
Total Illinois				71,685,000
Indiana — 2.4%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.150%	7/1/31	1,915,000	1,915,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.010%	6/1/40	10,000,000	10,000,000	(a)(b)
Indiana State Finance Authority Hospital Revenue, Parkview Health System, LOC-Wells Fargo Bank N.A.	0.020%	11/1/39	6,000,000	6,000,000	(a)(b)
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.010%	2/1/37	3,885,000	3,885,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.030%	4/15/39	4,690,000	4,690,000	(a)(b)
Plainfield, IN, Community School Corp., GO, State Intercept	2.000%	7/15/16	1,450,000	1,457,266
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.020%	5/1/34	2,245,000	2,245,000	(a)(b)
Total Indiana				30,192,266
Iowa — 0.3%
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.010%	2/15/39	2,870,000	2,870,000	(a)(b)

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Iowa — continued
Iowa State Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank N.A.	0.150%	6/1/32	$1,270,000	$1,270,000	(a)(b)(c)
Total Iowa				4,140,000
Kentucky — 1.4%
Berea, KY, Educational Facilities Revenue:
Berea College Project	0.010%	6/1/29	4,660,000	4,660,000	(a)(b)
Berea College Project	0.010%	6/1/32	9,375,000	9,375,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.070%	5/1/27	3,000,000	3,000,000	(a)(b)(c)
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Obligated Group, LOC-JPMorgan Chase	0.010%	10/1/39	600,000	600,000	(a)(b)
Total Kentucky				17,635,000
Louisiana — 0.8%
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	12/1/40	10,000,000	10,000,000	(a)(b)
Maryland — 0.7%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ FHLMC	0.020%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	0.020%	9/1/43	3,000,000	3,000,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.010%	7/1/41	900,000	900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	0.020%	7/1/36	835,000	835,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank N.A.	0.030%	11/1/29	1,800,000	1,800,000	(a)(b)
Total Maryland				9,235,000
Massachusetts — 2.8%
Massachusetts School Building Authority, TECP	0.040%	3/3/16	5,000,000	5,000,000
Massachusetts School Building Authority, TECP	0.070%	4/4/16	5,000,000	5,000,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.010%	9/1/31	2,530,000	2,530,000	(a)(b)
Partners Healthcare System Inc., LOC-U.S. Bank N.A.	0.010%	7/1/48	3,000,000	3,000,000	(a)(b)
Partners Healthcare System, LOC-Bank of New York Mellon	0.010%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.020%	7/1/46	5,500,000	5,500,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	0.030%	12/1/37	2,600,000	2,600,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State HEFA Revenue:
Baystate Medical Center, LOC-Bank of America N.A.	0.010%	7/1/39	$3,000,000	$3,000,000	(a)(b)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	2,800,000	2,800,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.010%	12/1/24	300,000	300,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.020%	8/1/37	3,765,000	3,765,000	(a)(b)
Total Massachusetts				35,995,000
Michigan — 0.8%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	1/1/26	5,500,000	5,500,000	(a)(b)
Michigan State University Revenue, SPA-Royal Bank of Canada	0.010%	2/15/34	4,500,000	4,500,000	(a)(b)
Total Michigan				10,000,000
Minnesota — 1.7%
Minneapolis, MN, Revenue, University Gateway Project, SPA-Wells Fargo Bank N.A.	0.010%	12/1/40	2,635,000	2,635,000	(a)(b)
Minnesota Housing Finance Agency Revenue, Residential Housing, GNMA, FNMA, FHLMC, SPA-Royal Bank of Canada	0.030%	1/1/46	10,550,000	10,550,000	(a)(b)(c)
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.010%	11/15/38	6,780,000	6,780,000	(a)(b)
Mayo Foundation, SPA-Bank of America N.A.	0.010%	8/15/32	1,500,000	1,500,000	(a)(b)
Total Minnesota				21,465,000
Mississippi — 0.8%
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron USA Inc. Series E	0.010%	11/1/35	5,000,000	5,000,000	(a)(b)
Chevron USA Inc. Series G	0.010%	11/1/35	4,000,000	4,000,000	(a)(b)
Chevron USA Inc. Series C	0.010%	11/1/35	1,480,000	1,480,000	(a)(b)
Chevron USA Inc. Series D	0.010%	11/1/35	370,000	370,000	(a)(b)
Total Mississippi				10,850,000
Missouri — 1.7%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMogan Chase & Co.	0.030%	3/1/24	4,630,000	4,630,000	(a)(b)
Missouri State Development Finance Board, MO, Cultural Facilities Revenue, Kauffman Center, SPA-Northern Trust Co.	0.010%	6/1/37	2,300,000	2,300,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	0.010%	5/15/38	1,090,000	1,090,000	(a)(b)

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.040%	2/1/33	$675,000	$675,000	(a)(b)
St. Louis University, LOC-U.S. Bank N.A.	0.010%	10/1/24	4,520,000	4,520,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.010%	10/1/35	385,000	385,000	(a)(b)
Washington University, SPA-U.S. Bank N.A.	0.010%	2/15/33	2,375,000	2,375,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	0.030%	9/1/26	1,685,000	1,685,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-U.S. Bank N.A. & Enterprise Bank & Trust	0.020%	12/1/29	3,945,000	3,945,000	(a)(b)(c)
Total Missouri				21,605,000
New Hampshire — 2.2%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.050%	12/1/36	1,185,000	1,185,000	(a)(b)
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.060%	11/1/20	11,800,000	11,800,000	(a)(b)(c)
New Hampshire State HEFA Revenue, University System	0.010%	7/1/33	14,860,000	14,860,000	(a)(b)
Total New Hampshire				27,845,000
New Jersey — 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	700,000	700,000	(a)(b)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	800,000	800,000	(a)(b)
Total New Jersey				1,500,000
New Mexico — 0.7%
University of New Mexico, NM, Revenue, Subordinated Lien System, SPA-U.S. Bank N.A.	0.010%	6/1/30	8,600,000	8,600,000	(a)(b)
New York — 20.0%
Batavia, NY, GO, BAN	1.000%	5/12/16	3,000,000	3,001,757
Beacon, NY, City School District, GO, BAN	1.500%	6/24/16	2,000,000	2,004,802
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.010%	3/1/38	4,050,000	4,050,000	(a)(b)
Camillus, NY, GO, BAN	1.000%	3/25/16	1,100,000	1,100,286
Clarence, NY, GO, BAN	1.500%	7/22/16	5,000,000	5,021,589
Cortland, NY, GO, BAN	2.000%	12/2/16	3,400,000	3,430,260
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.010%	7/1/38	100,000	100,000	(a)(b)
East Greenbush, NY, CSD, GO, BAN	2.000%	11/18/16	1,200,000	1,210,224
Fallsburg, NY, CSD, GO, BAN	1.000%	6/24/16	4,700,000	4,704,977
Greece, NY, CSD, GO, BAN	1.250%	6/24/16	5,000,000	5,015,620

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Kings Point, NY, GO	2.000%	7/29/16	$4,000,000	$4,028,393
Lansing, NY, GO	1.750%	9/14/16	1,500,000	1,507,197
Lewis County, NY, GO, BAN	2.000%	8/12/16	2,150,000	2,162,138
Liverpool, NY, CSD, GO	1.250%	7/7/16	5,000,000	5,016,704
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street Bank & Trust Co.	0.010%	11/1/22	3,300,000	3,300,000	(a)(b)
MTA, NY, Revenue:
LOC-Bank of Montreal	0.010%	11/1/35	8,400,000	8,400,000	(a)(b)
LOC-Citibank N.A.	0.010%	11/15/50	2,100,000	2,100,000	(a)(b)
LOC-Royal Bank of Canada	0.010%	11/1/35	2,500,000	2,500,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	0.010%	11/15/50	4,000,000	4,000,000	(a)(b)
Nassau County, NY, GO:
RAN	2.000%	3/15/16	12,500,000	12,507,391
TAN	2.000%	9/15/16	10,000,000	10,073,604
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.020%	11/15/21	19,300,000	19,300,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.010%	8/1/29	500,000	500,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York Mellon	0.010%	3/1/34	3,600,000	3,600,000	(a)(b)
LOC-Mizuho Corporate Bank	0.010%	4/1/42	4,670,000	4,670,000	(a)(b)
LOC-Royal Bank of Canada	0.010%	8/1/36	100,000	100,000	(a)(b)
Subordinated, SPA-JPMorgan Chase	0.010%	1/1/36	6,000,000	6,000,000	(a)(b)
New York City, NY, HDC, MFH Revenue, Royal Properties, FNMA, LIQ-FNMA	0.020%	4/15/35	19,300,000	19,300,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Royal Bank of Canada	0.010%	6/15/48	1,600,000	1,600,000	(a)(b)
SPA-Mizuho Bank Ltd.	0.010%	6/15/33	8,900,000	8,900,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	0.010%	2/1/45	2,500,000	2,500,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada Series 3-H	0.010%	11/1/22	13,000,000	13,000,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada Series 3-F	0.010%	11/1/22	12,020,000	12,020,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Columbia University	0.010%	9/1/39	400,000	400,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.010%	7/1/32	2,600,000	2,600,000	(a)(b)

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
State Supported Debt, Cornell University, SPA-Bank of New York Mellon	0.010%	7/1/33	$900,000	$900,000	(a)(b)
New York State Housing Finance Agency Revenue:
10 Barclay Street, FNMA, LIQ-FNMA	0.010%	11/15/37	1,100,000	1,100,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.010%	11/1/41	4,500,000	4,500,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.010%	11/1/46	4,145,000	4,145,000	(a)(b)
Victory Housing, LIQ-FHLMC	0.020%	11/1/33	2,600,000	2,600,000	(a)(b)(c)
Worth Street, FNMA, LIQ-FNMA	0.020%	5/15/33	17,900,000	17,900,000	(a)(b)(c)
New York, NY, GO, AGM, SPA-State Street Bank & Trust Co.	0.010%	8/1/20	800,000	800,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.010%	12/1/29	6,900,000	6,900,000	(a)(b)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, FNMA, LIQ-FNMA	0.020%	12/15/38	4,480,000	4,480,000	(a)(b)(c)
Roslyn, NY, Union Free School District, GO, BAN	2.000%	9/23/16	4,000,000	4,029,800
Southold, NY, GO, BAN	1.750%	8/26/16	2,000,000	2,010,524
Tompkins County, NY, GO, BAN	2.000%	10/14/16	2,000,000	2,018,566
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Helaba	0.010%	11/1/32	12,300,000	12,300,000	(a)(b)
LOC-TD Bank N.A.	0.010%	11/1/35	1,200,000	1,200,000	(a)(b)
Tuckahoe, NY, Union Free School District, GO, TAN	1.500%	6/20/16	1,400,000	1,402,947
Washington County, NY, GO, BAN	1.500%	6/10/16	5,500,000	5,515,136
West Irondequoit, NY, CSD, GO, BAN	1.750%	6/29/16	2,500,000	2,509,135
Total New York				254,036,050
North Carolina — 4.2%
Charlotte, NC, COP:
2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.010%	6/1/33	4,000,000	4,000,000	(a)(b)
Central Yard Project, SPA-Bank of America N.A.	0.020%	3/1/25	8,585,000	8,585,000	(a)(b)
Refunding Convention Facility Project B, SPA-Wachovia Bank N.A.	0.020%	12/1/21	1,000,000	1,000,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Guilford College Project, LOC-Branch Banking & Trust	0.020%	5/1/24	2,555,000	2,555,000	(a)(b)
Meredith College, LOC-Wells Fargo Bank N.A.	0.020%	6/1/38	2,255,000	2,255,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.020%	6/1/33	5,225,000	5,225,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Branch Banking & Trust	0.020%	4/1/29	4,220,000	4,220,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State HFA Revenue:
Home Ownership 1998 TR-19C, SPA-TD Bank N.A.	0.030%	1/1/35	$2,865,000	$2,865,000	(a)(b)(c)
Home Ownership, SPA-TD Bank N.A.	0.030%	7/1/33	1,335,000	1,335,000	(a)(b)(c)
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, LOC-Branch Banking & Trust	0.020%	6/1/37	2,285,000	2,285,000	(a)(b)
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
First Mortgage Deerfield, LOC-Branch Banking & Trust	0.020%	11/1/38	5,000,000	5,000,000	(a)(b)
Novant Health Group, SPA-JPMorgan Chase	0.060%	11/1/34	3,150,000	3,150,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.020%	7/1/29	10,500,000	10,500,000	(a)(b)
Total North Carolina				52,975,000
North Dakota — 0.1%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.020%	7/1/39	1,900,000	1,900,000	(a)(b)
Ohio — 1.7%
Franklin County, OH, Hospital Facilities Revenue, Various Improvment, Nationwide Childrens Hospital Inc.	0.010%	11/1/45	5,000,000	5,000,000	(a)(b)
Ohio State University Revenue	0.010%	12/1/34	11,300,000	11,300,000	(a)(b)
Ohio State University Revenue	0.010%	12/1/39	5,000,000	5,000,000	(a)(b)
Ohio State, GO, Common Schools	0.010%	6/15/26	860,000	860,000	(a)(b)
Total Ohio				22,160,000
Oklahoma — 0.1%
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.010%	1/1/28	1,100,000	1,100,000	(a)(b)
Oregon — 1.8%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	0.020%	8/1/34	800,000	800,000	(a)(b)
Oregon State Housing & Community Services Department, Housing Development Revenue, Revenue Redwood Park Apartments, FNMA, LIQ-FNMA	0.030%	10/15/38	5,300,000	5,300,000	(a)(b)(c)
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, SPA-State Street Bank & Trust Co.	0.030%	7/1/45	6,600,000	6,600,000	(a)(b)(c)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	6/1/28	3,145,000	3,145,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	6/1/40	3,530,000	3,530,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	12/1/41	4,000,000	4,000,000	(a)(b)
Total Oregon				23,375,000

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 5.0%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York Mellon	0.010%	12/1/37	$14,100,000	$14,100,000	(a)(b)
Allegheny County, PA, IDA Revenue:
Education Center Watson, LOC-PNC Bank N.A.	0.020%	5/1/31	3,000,000	3,000,000	(a)(b)
Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.010%	7/1/31	5,000,000	5,000,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.020%	9/1/29	6,620,000	6,620,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	0.020%	3/1/24	1,200,000	1,200,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.010%	7/1/34	400,000	400,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.020%	11/1/26	5,365,000	5,365,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.010%	8/15/24	11,225,000	11,225,000	(a)(b)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.020%	3/1/32	910,000	910,000	(a)(b)
Pennsylvania State Economic Development Financing Authority Revenue, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.130%	8/1/26	1,400,000	1,400,000	(a)(b)(c)
Pennsylvania State Housing Finance Agency Revenue, Building Development, SPA-PNC Bank N.A.	0.020%	1/1/34	4,465,000	4,465,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Sumitomo Mitsui Banking	0.020%	4/1/26	6,850,000	6,850,000	(a)(b)(c)
Philadelphia, PA, Authority For Industrial Development Revenue, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.010%	12/1/34	1,100,000	1,100,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.020%	11/1/29	2,320,000	2,320,000	(a)(b)
Total Pennsylvania				63,955,000
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp., Revenue, Higher Education Facilities-Brown University, SPA-Northern Trust Co.	0.010%	9/1/43	2,470,000	2,470,000	(a)(b)
South Carolina — 0.7%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.020%	9/1/19	1,715,000	1,715,000	(a)(b)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-TD Bank N.A.	0.030%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
Total South Carolina				8,645,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
South Dakota — 0.2%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.020%	1/1/44	$2,420,000	$2,420,000	(a)(b)
Tennessee — 0.4%
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, GTD, LOC-Branch Banking & Trust	0.020%	6/1/39	4,935,000	4,935,000	(a)(b)
Texas — 3.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.010%	12/1/24	9,500,000	9,500,000	(a)(b)
Methodist Hospital	0.010%	12/1/27	4,375,000	4,375,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System Series A-2	0.010%	12/1/41	6,925,000	6,925,000	(a)(b)
Methodist Hospital System Series A-1	0.010%	12/1/41	100,000	100,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Wells Fargo Bank N.A.	0.020%	8/1/37	6,500,000	6,500,000	(a)(b)
San Antonio, TX, Educational Facilities Corp. Revenue, Higher Education, Trinity University	0.010%	6/1/33	9,500,000	9,500,000	(a)(b)
University of Texas, LIQ-University of Texas Investment Management Co.	0.010%	8/1/16	815,000	815,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.010%	7/1/38	900,000	900,000	(a)(b)
University of Texas, TX, Revenue, Financing System, LIQ-University of Texas Investment Management Co.	0.010%	8/1/39	4,405,000	4,405,000	(a)(b)
Total Texas				43,020,000
Utah — 0.4%
Utah State Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.040%	1/1/34	2,160,000	2,160,000	(a)(b)(c)
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-U.S. Bank N.A.	0.010%	2/15/32	2,800,000	2,800,000	(a)(b)
Total Utah				4,960,000
Vermont — 1.2%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.010%	10/1/38	600,000	600,000	(a)(b)
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank N.A. & Bank of New York Mellon	0.020%	7/1/37	14,300,000	14,300,000	(a)(b)
Total Vermont				14,900,000
Virginia — 1.8%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.020%	12/1/33	3,075,000	3,075,000	(a)(b)

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.010%	6/1/43	$2,200,000	$2,200,000	(a)(b)
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtness, SPA-Bank of America N.A.	0.020%	1/1/30	3,995,000	3,995,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust Series F	0.020%	1/1/35	7,065,000	7,065,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust Series B	0.020%	1/1/35	6,550,000	6,550,000	(a)(b)
Total Virginia				22,885,000
Washington — 1.7%
King County, WA, GO, SPA-State Street Bank & Trust Co.	0.020%	1/1/40	5,000,000	5,000,000	(a)(b)
Olympia, WA, Economic Development Corp. Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	0.170%	11/1/23	865,000	865,000	(a)(b)(c)
Washington State Economic Development Finance Authority Revenue:
B&H Dental Laboratory Project, LOC-U.S. Bank N.A.	0.070%	10/1/22	1,140,000	1,140,000	(a)(b)(c)
Lyn-Tron Project, LOC-U.S. Bank N.A.	0.070%	10/1/22	1,605,000	1,605,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.020%	10/1/29	400,000	400,000	(a)(b)
Panorama City Project, LOC-Wells Fargo Bank N.A.	0.020%	1/1/27	6,300,000	6,300,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.010%	5/1/28	4,550,000	4,550,000	(a)(b)
Washington State Housing Finance Commission, Non-Profit Revenue, The Overlake School Project, LOC-Wells Fargo Bank N.A.	0.020%	10/1/29	1,230,000	1,230,000	(a)(b)
Total Washington				21,090,000
West Virginia — 0.0%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-Sumitomo Mitsui Banking	0.020%	12/1/42	200,000	200,000	(a)(b)
Wyoming — 0.1%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.010%	12/1/20	1,200,000	1,200,000	(a)(b)
Total Investments — 99.5% (Cost — $1,266,417,083#)				1,266,417,083
Other Assets in Excess of Liabilities — 0.5%				5,864,087
Total Net Assets — 100.0%				$1,272,281,170

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Tax Free Reserves Portfolio

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Tax Free Reserves Portfolio

Ratings Table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
A-1	71.9%
VMIG 1	18.3
F-1	2.0
SP-1	1.9
P-1	1.3
MIG 1	0.4
AAA/Aaa	0.1
AA/Aa	0.0 ‡
NR***	4.1
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	39

Statement of assets and liabilities (unaudited)

February 29, 2016

Assets:
Investments, at value	$1,266,417,083
Cash	35,804
Receivable for securities sold	9,240,038
Interest receivable	756,324
Receivable from investment manager	1,537
Total Assets	1,276,450,786

Liabilities:
Payable for securities purchased	4,064,689
Trustees’ fees payable	301
Accrued expenses	104,626
Total Liabilities	4,169,616
Total Net Assets	$1,272,281,170

Represented by:
Pain-in-capital	$1,272,281,170

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2016

Investment Income:
Interest	$339,882

Expenses:
Investment management fee (Note 2)	1,002,961
Fund accounting fees	53,800
Custody fees	28,364
Audit and tax fees	22,468
Legal fees	21,886
Trustees’ fees	10,444
Miscellaneous expenses	25,380
Total Expenses	1,165,303
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,005,454)
Net Expenses	159,849
Net Investment Income	180,033
Net Realized Loss From Investments	(7,910)
Increase in Net Assets From Operations	$172,123

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	41

Statements of changes in net assets

For the Six Months Ended February 29, 2016 (unaudited) and the Year Ended August 31, 2015	2016	2015

Operations:
Net investment income	$180,033	$408,060
Net realized gain (loss)	(7,910)	4
Increase in Net Assets From Operations	172,123	408,064

Capital Transactions:
Proceeds from contributions	795,539,889	1,473,822,622
Value of withdrawals	(784,471,301)	(1,428,059,265)
In-kind capital contribution (Note 3)	—	541,229,678
Increase in Net Assets From Capital Transactions	11,068,588	586,993,035
Increase in Net Assets	11,240,711	587,401,099

Net Assets:
Beginning of period	1,261,040,459	673,639,360
End of period	$1,272,281,170	$1,261,040,459

See Notes to Financial Statements.

42	Tax Free Reserves Portfolio 2016 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
	2016[1]		2015	2014	2013	2012	2011

Net assets, end of period (millions)	$1,272		$1,261	$674	$1,068	$1,561	$2,815
Total return[2]	0.02%		0.05%	0.03%	0.05%	0.11%	0.23%

Ratios to average net assets:
Gross expenses	0.17%[3]		0.18%	0.19%	0.17%	0.17%	0.16%
Net expenses[4,5]	0.02	[3]	0.03	0.09	0.13	0.15	0.15
Net investment income	0.03	[3]	0.05	0.02	0.05	0.12	0.23

[1]	For the six months ended February 29, 2016 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager has voluntarily agreed to waive and/or reimburse 0.15% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	43

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

44	Tax Free Reserves Portfolio 2016 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$1,266,417,083	—	$1,266,417,083

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

LMPFA has voluntarily agreed to waive and/or reimburse 0.15% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2016, fees waived and/or expenses reimbursed amounted to $1,005,454.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

46	Tax Free Reserves Portfolio 2016 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, such purchase and sale transactions were $873,495,029 and $689,105,170, respectively.

3. Investments

On July 24, 2015, Western Asset Institutional AMT Free Municipal Money Market Fund

transferred all of its investable assets, with a value of $540,906,314 to the Portfolio in exchange for an interest in the Portfolio. In addition, Western Asset Institutional AMT Free

Municipal Money Market Fund transferred cash of $18,698 and interest receivables of

$304,666. The transaction was structured to qualify as a tax free exchange of assets into a partnership.

4. Derivative instruments and hedging activities

During the six months ended February 29, 2016, the Portfolio did not invest in derivative instruments.

5. Money market fund reform

Under new federal regulations, the Portfolio will be allowed to continue to use the special pricing and valuation conventions that currently facilitate a constant net asset value for the Portfolio if it operates as a retail money market fund. The Portfolio expects to operate as a retail money market fund on or before October 14, 2016. As of such date, only accounts beneficially owned by natural persons (retail investors) may be invested in the Holders of interests of the Portfolio. The Portfolio may consider itself a retail money market fund if all of its feeder funds are qualified retail money market funds and have policies and procedures in place to ensure that all shares of each feeder fund are beneficially owned by natural persons. In addition, no later than that date, the Portfolio may impose a fee upon the withdrawal of interests or may temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

Tax Free Reserves Portfolio 2016 Semi-Annual Report	47

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 9-10, 2015, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Institutional Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The Board also noted that an additional Feeder Fund, Western Asset Premium Tax Free Reserves (a series of Legg Mason Partners Premium Money Market Trust), had not yet commenced operations. As a result, certain information concerning this Feeder Fund was not yet available for consideration in connection with the Board’s review of the Management Agreement and Sub-Advisory Agreement for the Fund.

The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement.

48	Tax Free Reserves Portfolio

The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

Tax Free Reserves Portfolio	49

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (currently, Broadridge Financial Solutions, Inc.) (“Lipper”), an independent provider of investment company data. The Board noted that those Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Lipper data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals and for rolling periods comparing each Feeder Fund’s performance against its benchmark and against those Feeder Fund’s peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions. In addition, the Board considered that Western Asset Premium Tax Free Reserves, which had not yet commenced operations, did not have any performance information to report.

•

The information comparing Western Asset Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1- and 3-year periods ended June 30, 2015 was above the median, that its performance for the 5-year period ended June 30, 2015 was at the median, and that its performance for the 10-year period ended June 30, 2015 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning Western Asset Tax Free Reserves’ relative performance versus the peer group for the various periods.

•

The information comparing Western Asset Institutional Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2015 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory

50	Tax Free Reserves Portfolio

services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund (the “Actual Management Fee”), and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board noted that these Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the expense information for these Feeder Funds reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ Contractual Management Fee and their Actual Management Fee as well as their actual total expense ratio to their expense groups, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as tax-exempt money market funds or funds classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to those Feeder Funds, showed the following:

•

For Western Asset Tax Free Reserves, the Contractual Management Fee was above the median, the Actual Management Fee was at the median, and the actual total expense ratio was below the median. The Board took into account the master-feeder structure.

•	For Western Asset Institutional Tax Free Reserves, the Contractual Management Fee was below the median, the Actual Management Fee was above the median, and the

Tax Free Reserves Portfolio	51

Board approval of management and subadvisory agreements (unaudited) (cont’d)

actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure.

In addition, the Board noted that the current limitation on each of Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ expenses is expected to continue through December 2017.

For Western Asset Premium Tax Free Reserves, the Board noted that, although the Feeder Fund had not yet commenced operations, it had received a report from Lipper comparing the Feeder Fund’s Contractual Management Fee and its projected actual management fee as well as its projected actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Feeder Fund) classified as tax-exempt money market funds and chosen by Lipper to be comparable to the Feeder Fund. The Board considered that the Manager had provided expense information to Lipper for purposes of preparing this comparison. The Board noted that, on this basis, the Feeder Fund’s Contractual Management Fee was above the median and projected Actual Management Fee was above the median. The Board also noted that the Feeder Fund’s projected actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s projected expenses, as well as the master-feeder structure.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•

The Board noted the size of Western Asset Tax Free Reserves and that the Manager had previously agreed to institute breakpoints in the Feeder Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable

52	Tax Free Reserves Portfolio

means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that although the Feeder Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Actual Management Fee was at the median of its expense group.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Institutional Tax Free Reserves’ Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at lower asset levels, and lower than the asset-weighted average at higher asset levels. The Board also noted that the Feeder Fund’s Contractual Management Fee was below the median of its expense group.

•

The Board noted that Western Asset Premium Tax Free Reserves had not yet commenced operations and had no assets, but that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Lipper investment classification/objective at all asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Tax Free Reserves Portfolio	53

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 22, 2016